The fair value of investment property (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	₩ 332,560	₩ 394,750
Carrying amount of Investment property	284,714	353,680	₩ 269,910
Land [Member]
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	309,241	374,042
Carrying amount of Investment property	264,205	336,421	253,960
Buildings [Member]
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	23,319	20,708
Carrying amount of Investment property	₩ 20,509	₩ 17,259	₩ 15,950